Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash	$ 59,612	$ 129,065
Receivables	468	1,135
Prepaid expenses	1,969	1,604
Current assets	62,049	131,804
Non-current assets
Reclamation deposit	83	81
Exploration and evaluation assets	99,952	45,661
Intangible assets	1,432	1,501
Right of use asset	1,233	380
Plant and equipment	2,765	985
Deposits	84	12
Investment in Aqualung Carbon Capture SA	3,314	3,221
Advances	2,585
Non-current assets	111,448	51,841
TOTAL ASSETS	173,497	183,645
Current liabilities
Accounts payable and accrued liabilities	12,737	6,598
Lease liabilities - short-term	512	182
Current liabilities	13,249	6,780
Non-current liabilities
Lease liabilities - long-term	739	208
Decommissioning provision	133	129
Non-current liabilities	872	337
TOTAL LIABILITIES	14,121	7,117
EQUITY
Share capital	272,419	262,047
Reserves	35,888	21,945
Deficit	(148,707)	(106,718)
Accumulated other comprehensive loss	(224)	(746)
TOTAL EQUITY	159,376	176,528
TOTAL LIABILITIES AND EQUITY	$ 173,497	$ 183,645